Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Sep. 30, 2023	Aug. 31, 2023	May 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Accrued salaries and related expenses		$ 1,690,658	$ 1,938,111
Accrued sales and marketing expense		226,774	768,713
Accrued professional fees		2,412,941	2,574,542
Accrued income tax		215,649	1,531,789
Accrued overdraft liabilities		30,542
Other accrued expenses and current liabilities	$ 90,000	2,260,142	1,782,792	$ 120,000	$ 115,000
Accrued expenses and other current liabilities		$ 6,836,706	$ 8,594,947